Share capital and additional paid-in capital (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 1,012,331	$ 1,012,252
Payment of Other reserve constitution - Share-based compensation plan		79
Balance at December 31, 2025	1,012,331	1,012,331
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	998,744	998,744
Payment of Other reserve constitution - Share-based compensation plan
Balance at December 31, 2025	998,744	998,744
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	13,587	13,508
Payment of Other reserve constitution - Share-based compensation plan		79
Balance at December 31, 2025	$ 13,587	$ 13,587